Share-based payments - Movements on Share Options (Details) - Equity-Settled Share-Based Payment Arrangement - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	8,621,240	5,835,142
Reverse Share Split (in shares)	(4,316,287)	0
Granted during the year (in shares)	2,256,357	3,067,596
Vested during the year (in shares)	(496,240)	(281,498)
Forfeited during the year (in shares)	(17,241)	0
Outstanding at the end of the year (in shares)	6,047,829	8,621,240
Weighted average fair value of awards granted (in dollars per share)	$ 18.5	$ 6.8